Future Minimum Payments of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013		$ 2,036
2014		4,500
2015		342,125
2016		850
2017		80,963
Thereafter		410,000
Long Term Debt Maturities Repayments Of Principal, Total	$ 784,075	$ 840,474